Discontinued operation (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued operation
Schedule of discontinued operation cash flows

For the period from January 1, 2022
through June 30,2022
US$
Net cash used in operating activities	(47,630)
Net cash provided by investing activities	10,149
Net cash provided by financing activities	20,484

Schedule of discontinued operation consolidated comprehensive income loss

For the period from January 1, 2022
through June 30, 2022
US$
Major classes of line items constituting pretax profit of discontinued operations
Net revenues	14,910
Cost of revenues	(20,476)
Gross loss	(5,566)
Operating expenses:
Sales and marketing expenses	(8,225)
Product development expenses	(1,839)
General and administrative expenses	(13,804)
Total operating expenses	(23,868)
Other income	460
Loss from discontinued operations	(28,974)
Other income, net	1,107
Loss before income tax	(27,867)
Income tax expenses	(1,845)
Net loss from discontinued operations, net of income tax	(29,712)